Note 5 - Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Anti-dilutive securities (in shares)	9,091,546	10,746	346,563	1,587
Share-Based Payment Arrangement [Member]
Anti-dilutive securities (in shares)	607	607	607	104
Warrant [Member]
Anti-dilutive securities (in shares)	9,090,939	10,139	345,956	1,483